SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)		12 Months Ended
	Oct. 22, 2025	Dec. 31, 2025 GBP (£) class segment	Dec. 31, 2024 GBP (£)	Dec. 31, 2022
Product Information [Line Items]
Stock split ratio	0.25
Number of operating segments | segment		1
Number of reportable segments | segment		1
Cash equivalents | £		£ 0	£ 0
Number of classes of ordinary shares | class		2
Finite-lived intangible assets, useful life				10 years
Impairment of intangible assets | £		£ 0	£ 0
Contingent Shares
Product Information [Line Items]
Award vesting period		12 months
Customer Concentration Risk | Revenue from Contract with Customer Benchmark | Three Customers
Product Information [Line Items]
Concentration risk, percentage		74.00%	81.00%
Customer Concentration Risk | Accounts Receivable | Three Customers
Product Information [Line Items]
Concentration risk, percentage		78.00%
Customer Concentration Risk | Accounts Receivable | One Customer
Product Information [Line Items]
Concentration risk, percentage			52.00%
Minimum
Product Information [Line Items]
Revenue payment period		30 days
Maximum
Product Information [Line Items]
Revenue payment period		90 days